Summary of Significant Accounting Policies Revenue recognition (Policies)	12 Months Ended
Dec. 29, 2012
Deferred Revenue Disclosure [Abstract]
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.